Retirement Plans, Postretirement and Postemployment Benefits	12 Months Ended
Dec. 31, 2013
Retirement Plans, Postretirement and Postemployment Benefits

Note J: Retirement Plans, Postretirement and Postemployment Benefits

The Corporation sponsors defined benefit retirement plans that cover substantially all employees. Additionally, the Corporation provides other postretirement benefits for certain employees, including medical benefits for retirees and their spouses and retiree life insurance. The Corporation also provides certain benefits, such as disability benefits, to former or inactive employees after employment but before retirement.

The measurement date for the Corporation’s defined benefit plans, postretirement benefit plans and postemployment benefit plans is December 31.

Defined Benefit Retirement Plans.    Retirement plan assets are held in the Corporation’s Master Retirement Trust and are invested in listed stocks, bonds, hedge funds, real estate and cash equivalents. Defined retirement benefits for salaried employees are based on each employee’s years of service and average compensation for a specified period of time before retirement. Defined retirement benefits for hourly employees are generally stated amounts for specified periods of service.

The Corporation sponsors a Supplemental Excess Retirement Plan (“SERP”) that generally provides for the payment of retirement benefits in excess of allowable Internal Revenue Code limits. The SERP generally provides for a lump-sum payment of vested benefits. When these benefit payments exceed the sum of the service and interest costs for the SERP during a year, the Corporation recognizes a pro-rata portion of the SERP’s unrecognized actuarial loss as settlement expense.

The net periodic retirement benefit cost of defined benefit plans includes the following components:

  years ended December 31

(add 000)	2013	2012	2011
Components of net periodic benefit cost:
Service cost	$16,121	$13,084	$11,270
Interest cost	23,016	23,653	23,178
Expected return on assets	(26,660)	(23,899)	(24,493)
Amortization of:
Prior service cost	449	466	534
Actuarial loss	15,679	12,417	6,324
Transition asset	(1)	(1)	(1)
Settlement charge	729	779	375

Net periodic benefit cost	$29,333	$26,499	$17,187

The Corporation recognized the following amounts in consolidated comprehensive earnings:

  years ended December 31

(add 000)	2013	2012	2011
Actuarial (gain) loss	$(90,755)	$47,877	$65,334
Amortization of:
Prior service cost	(449)	(466)	(534)
Actuarial loss	(15,679)	(12,417)	(6,324)
Transition asset	1	1	1
Settlement charge	(729)	(779)	(375)

Total	$(107,611)	$34,216	$58,102

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31

	2013		2012

(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service cost	$1,640	$992	$2,089	$1,263
Actuarial loss	84,512	51,087	191,675	115,868
Transition asset	(10)	(6)	(11)	(7)

Total	$86,142	$52,073	$193,753	$117,124

The prior service cost, actuarial loss and transition asset expected to be recognized in net periodic benefit cost during 2014 are $445,000 (net of a deferred tax asset of $176,000), $3,900,000 (net of a deferred tax asset of $1,542,000) and $1,000, respectively. These amounts are included in accumulated other comprehensive loss at December 31, 2013.

The defined benefit plans’ change in projected benefit obligation is as follows:

  years ended December 31

(add 000)	2013	2012
Change in projected benefit obligation:
Net projected benefit obligation at beginning of year	$535,783	$457,175
Service cost	16,121	13,084
Interest cost	23,016	23,653
Actuarial (gain) loss	(57,533)	61,286
Gross benefits paid	(21,347)	(19,415)

Net projected benefit obligation at end of year	$496,040	$535,783

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

  years ended December 31

(add 000)	2013	2012
Change in plan assets:
Fair value of plan assets at beginning of year	$376,443	$325,150
Actual return on plan assets, net	59,882	37,308
Employer contributions	28,995	33,400
Gross benefits paid	(21,347)	(19,415)

Fair value of plan assets at end of year	$443,973	$376,443

  December 31

(add 000)	2013	2012
Funded status of the plan at end of year	$(52,067)	$(159,340)

Accrued benefit cost	$(52,067)	$(159,340)

  December 31

(add 000)	2013	2012
Amounts recognized on consolidated balance sheets consist of:
Current pension and postretirement benefits	$(56)	$(2,871)
Noncurrent pension, postretirement and postemployment benefits	(52,011)	(156,469)

Net amount recognized at end of year	$(52,067)	$(159,340)

The accumulated benefit obligation for all defined benefit pension plans was $453,161,000 and $481,865,000 at December 31, 2013 and 2012, respectively.

Benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets are as follows:

  December 31

(add 000)	2013	2012
Projected benefit obligation	$495,180	$535,783
Accumulated benefit obligation	$452,449	$481,865
Fair value of plan assets	$443,211	$376,443

Weighted-average assumptions used to determine benefit obligations as of December 31 are:

	2013	2012
Discount rate	5.17%	4.24%
Rate of increase in future compensation levels	5.00%	5.00%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are:

	2013	2012	2011
Discount rate	4.24%	5.14%	5.84%
Rate of increase in future compensation levels	5.00%	5.00%	5.00%
Expected long-term rate of return on assets	7.00%	7.25%	7.75%

The expected long-term rate of return on assets is based on a building-block approach, whereby the components are weighted based on the allocation of pension plan assets.

For 2013, the Corporation estimated the remaining lives of participants in the pension plans using the RP 2000 Mortality Table projected to 2020 with no phased-out improvements (“RP 2000 Mortality Table”). The RP 2000 Mortality Table includes separate tables for blue-collar employees and white-collar employees. The Corporation used the blue-collar table for its hourly workforce and the white-collar table for its salaried employees. The RP 2000 Mortality Table projected to 2015 with no phased-out improvements was used in 2012 and 2011.

The target allocation for 2013 and the actual pension plan asset allocation by asset class are as follows:

	Percentage of Plan Assets
		December 31
Asset Class	2013 Target Allocation	2013	2012
Equity securities	56%	57%	56%
Debt securities	34%	33%	33%
Hedge funds	5%	5%	5%
Real estate	5%	4%	5%
Cash	--	1%	1%

Total	100%	100%	100%

The Corporation’s investment strategy is for approximately 65% of equity securities to be invested in mid-sized to large capitalization U.S. funds with the remaining to be invested in small capitalization, emerging markets and international funds. Approximately 85% of debt securities, or fixed income investments, are invested in funds with the objective of exceeding the return of the Barclays Capital Aggregate Bond Index, with the remaining invested in high-yield funds.

The fair values of pension plan assets by asset class and fair value hierarchy level are as follows:

December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
(add 000)	2013
Equity securities:
Mid-sized to large cap	$--	$182,426	$--	$182,426
International and emerging growth funds	--	71,662	--	71,662
Debt securities:
Core fixed income	--	122,327	--	122,327
High-yield bonds	--	24,579	--	24,579
Real estate	--	--	19,357	19,357
Hedge funds	--	--	21,764	21,764
Cash	1,858	--	--	1,858
Total	$1,858	$400,994	$41,121	$443,973

2012
Equity securities:
Mid-sized to large cap	$--	$148,880	$--	$148,880
International and emerging growth funds	--	63,003	--	63,003
Debt securities:
Core fixed income	--	105,972	--	105,972
High-yield bonds	--	19,487	--	19,487
Real estate	--	--	17,728	17,728
Hedge funds	--	--	19,252	19,252
Cash	2,121	--	--	2,121
Total	$2,121	$337,342	$36,980	$376,443

Real estate investments are stated at estimated fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values of real estate investments generally do not reflect transaction costs which may be incurred upon disposition of the real estate investments and do not necessarily represent the prices at which the real estate investments would be sold or repaid, since market prices of real estate investments can only be determined by negotiation between a willing buyer and seller. An independent valuation consultant is employed to determine the fair value of the real estate investments. The value of hedge funds is based on the values of the sub-fund investments. In determining the fair value of each sub-fund’s investment, the hedge funds’ Board of Trustees uses the values provided by the sub-funds and any other considerations that may, in its judgment, increase or decrease such estimated value.

The change in the fair value of pension plan assets valued using significant unobservable inputs (Level 3) is as follows:

	Real Estate	Hedge Funds
years ended December 31 (add 000)	2013
Balance at beginning of year	$17,728	$19,252
Purchases, sales, settlements, net	706	--
Realized gain	11	--
Unrealized gain	912	2,512
Balance at end of year	$19,357	$21,764

	2012
Balance at beginning of year	$16,278	$12,979
Purchases, sales, settlements, net	690	5,500
Realized gain	8	--
Unrealized gain	752	773
Balance at end of year	$17,728	$19,252

In 2013 and 2012, the Corporation made pension contributions and SERP payments of $28,995,000 and $33,400,000, respectively. The Corporation currently estimates that it will contribute $20,715,000 to its pension and SERP plans in 2014.

The expected benefit payments to be paid from plan assets for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2014	$20,653
2015	$22,530
2016	$24,511
2017	$26,422
2018	$28,034
Years 2019 - 2023	$164,420

Postretirement Benefits.    The net periodic postretirement benefit (credit) cost of postretirement plans includes the following components:

years ended December 31 (add 000)	2013	2012	2011
Components of net periodic benefit (credit) cost:
Service cost	$227	$227	$350
Interest cost	1,013	1,234	2,225
Amortization of:
Prior service credit	(3,255)	(3,255)	(1,740)
Actuarial loss (gain)	25	(283)	(85)
Total net periodic benefit (credit) cost	$(1,990)	$(2,077)	$750

The Corporation recognized the following amounts in consolidated comprehensive earnings:

years ended December 31 (add 000)	2013	2012	2011
Actuarial (gain) loss	$(1,011)	$1,993	$(3,884)
Prior service credit	--	--	(10,397)
Amortization of:
Prior service credit	3,255	3,255	1,740
Actuarial (loss) gain	(25)	283	85
Total	$2,219	$5,531	$(12,456)

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31 (add 000)	2013		2012
	Gross	Net of tax	Gross	Net of tax
Prior service credit	$(10,343)	$(6,252)	$(13,598)	$(8,220)
Actuarial gain	(1,970)	(1,192)	(934)	(565)
Total	$(12,313)	$(7,444)	$(14,532)	$(8,785)

The prior service credit and actuarial gain expected to be recognized in net periodic benefit cost during 2014 is $3,255,000 (net of a deferred tax liability of $1,287,000) and $138,000 (net of a deferred tax liability of $55,000), respectively, and are included in accumulated other comprehensive loss at December 31, 2013.

The postretirement health care plans’ change in benefit obligation is as follows:

years ended December 31 (add 000)	2013	2012
Change in benefit obligation:
Net benefit obligation at beginning of year	$29,095	$29,635
Service cost	227	227
Interest cost	1,013	1,234
Participants’ contributions	1,370	2,528
Actuarial (gain) loss	(1,011)	1,993
Gross benefits paid	(3,342)	(6,522)
Net benefit obligation at end of year	$27,352	$29,095

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

     years ended December 31

(add 000)	2013	2012
Change in plan assets:
Fair value of plan assets at beginning of year	$--	$--
Employer contributions	1,972	3,994
Participants’ contributions	1,370	2,528
Gross benefits paid	(3,342)	(6,522)
Fair value of plan assets at end of year	$--	$--

December 31 (add 000)	2013	2012
Funded status of the plan at end of year	$(27,352)	$(29,095)
Accrued benefit cost	$(27,352)	$(29,095)

December 31 (add 000)	2013	2012
Amounts recognized on consolidated balance sheets consist of:
Current pension and postretirement benefits	$(1,970)	$(3,980)
Noncurrent pension, postretirement and postemployment benefits	(25,382)	(25,115)
Net amount recognized at end of year	$(27,352)	$(29,095)

Weighted-average assumptions used to determine the postretirement benefit obligations as of December 31 are:

	2013	2012
Discount rate	4.42%	3.54%

Weighted-average assumptions used to determine net postretirement benefit cost for the years ended December 31 are:

	2013	2012	2011
Discount rate	3.54%	4.44%	5.57%

The Corporation estimated the remaining lives of participants in the postretirement plan using the RP 2000 Mortality Table. The RP 2000 Mortality Table projected to 2015 with no phased-out improvements was used in 2012 and 2011.

Assumed health care cost trend rates at December 31 are:

	2013	2012
Health care cost trend rate assumed for next year	7.5%	8.0%
Rate to which the cost trend rate gradually declines	5.0%	5.0%
Year the rate reaches the ultimate rate	2019	2019

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One Percentage Point
(add 000)	Increase	(Decrease)
Total service and interest cost components	$53	$(45)
Postretirement benefit obligation	$1,317	$(1,132)

The Corporation estimates that it will contribute $1,970,000 to its postretirement health care plans in 2014.

The total expected benefit payments to be paid by the Corporation, net of participant contributions, for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2014	$1,970
2015	$2,685
2016	$2,680
2017	$2,627
2018	$2,527
Years 2019 - 2023	$10,852

Defined Contribution Plans.    The Corporation maintains defined contribution plans that cover substantially all employees. These plans, qualified under Section 401(a) of the Internal Revenue Code, are retirement savings and investment plans for the Corporation’s salaried and hourly employees. Under certain provisions of these plans, the Corporation, at established rates, matches employees’ eligible contributions. The Corporation’s matching obligations were $7,097,000 in 2013, $6,216,000 in 2012 and $5,554,000 in 2011.

Postemployment Benefits.    The Corporation has accrued postemployment benefits of $1,096,000 and $1,538,000 at December 31, 2013 and 2012, respectively.